Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment Property
Balance, beginning of year	$ 38,205	$ 37,804
Change in fair value during the year	760	2,996
Disposals	(4,567)
Currency translation adjustments	2,510	(2,595)
Balance, end of year	$ 36,908	$ 38,205